OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008

Randy Legg

Vice President &
Associate Counsel

May 4, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:    Limited Term New York Municipal Fund, a Series of

     Rochester Portfolio Series (the “Registrant”)
     Reg. No. 33-41511; File No. 811-06332
     EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Sincerely,

/s/ Randy Legg

---------------------------------------

Randy Legg

                                                                                                Vice President &

                                                                                 Associate Counsel

303.768.1026

rlegg@oppenheimerfunds.com

cc:      Kramer Levin Naftalis & Frankel LLP
           Gloria LaFond
           Nancy S. Vann